American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2025

Core Plus - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	13,470	13,342
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.0%
FHLMC, 6.00%, 9/1/35	116,337	121,662
FHLMC, 2.00%, 6/1/36	1,638,794	1,513,635
FHLMC, 6.00%, 2/1/38	59,536	62,512
FHLMC, 3.50%, 2/1/49	1,898,960	1,747,945
FHLMC, 3.50%, 5/1/50	315,947	287,383
FHLMC, 2.50%, 10/1/50	1,518,358	1,261,972
FHLMC, 2.50%, 5/1/51	2,095,342	1,756,500
FHLMC, 3.50%, 5/1/51	569,069	518,475
FHLMC, 3.00%, 7/1/51	1,376,288	1,199,678
FHLMC, 2.00%, 8/1/51	1,785,038	1,427,157
FHLMC, 2.50%, 10/1/51	908,431	763,373
FHLMC, 3.00%, 12/1/51	433,135	376,362
FHLMC, 2.50%, 2/1/52	2,045,857	1,714,510
FHLMC, 3.00%, 2/1/52	1,969,973	1,725,340
FHLMC, 3.50%, 5/1/52	1,012,674	921,858
FHLMC, 4.00%, 5/1/52	973,038	912,905
FHLMC, 4.00%, 5/1/52	562,520	524,535
FHLMC, 4.00%, 6/1/52	2,439,753	2,288,977
FHLMC, 5.00%, 6/1/52	1,079,262	1,064,405
FHLMC, 5.00%, 7/1/52	649,509	642,993
FHLMC, 5.00%, 8/1/52	1,359,331	1,347,727
FHLMC, 4.50%, 10/1/52	2,575,920	2,471,971
FHLMC, 4.50%, 10/1/52	2,041,385	1,957,467
FHLMC, 4.50%, 10/1/52	794,902	762,222
FHLMC, 6.00%, 11/1/52	2,581,099	2,633,403
FHLMC, 5.50%, 12/1/52	587,922	592,171
FHLMC, 6.00%, 1/1/53	2,657,125	2,715,558
FHLMC, 6.50%, 11/1/53	1,541,828	1,598,404
FHLMC, 5.50%, 4/1/54	840,340	846,413
FNMA, 6.00%, 12/1/33	90,911	93,918
FNMA, 2.00%, 5/1/36	751,459	695,572
FNMA, 6.00%, 9/1/37	89,784	94,174
FNMA, 6.00%, 11/1/37	81,742	85,739
FNMA, 4.50%, 4/1/39	97,859	97,690
FNMA, 4.50%, 5/1/39	279,407	278,924
FNMA, 6.50%, 5/1/39	39,124	40,994
FNMA, 4.50%, 10/1/39	478,917	478,090
FNMA, 4.00%, 8/1/41	420,923	406,903
FNMA, 3.50%, 5/1/42	139,993	131,549
FNMA, 3.50%, 5/1/45	215,240	200,292
FNMA, 4.00%, 11/1/45	244,932	232,451
FNMA, 4.00%, 11/1/45	97,977	92,924
FNMA, 4.00%, 2/1/46	411,740	390,461
FNMA, 4.00%, 4/1/46	308,507	292,611
FNMA, 3.50%, 2/1/47	563,930	520,220
FNMA, 2.50%, 6/1/50	577,830	485,914

FNMA, 2.50%, 10/1/50	2,056,280	1,717,161
FNMA, 2.50%, 2/1/51	3,829,071	3,219,100
FNMA, 2.50%, 12/1/51	1,483,449	1,245,784
FNMA, 2.50%, 2/1/52	771,432	646,259
FNMA, 3.00%, 2/1/52	2,113,282	1,847,190
FNMA, 3.00%, 2/1/52	1,389,363	1,214,413
FNMA, 2.00%, 3/1/52	3,140,134	2,519,490
FNMA, 3.00%, 3/1/52	1,183,458	1,039,435
FNMA, 3.00%, 4/1/52	1,772,575	1,549,388
FNMA, 3.50%, 4/1/52	1,609,930	1,451,044
FNMA, 3.50%, 4/1/52	634,141	571,902
FNMA, 4.00%, 4/1/52	1,648,055	1,543,146
FNMA, 4.00%, 4/1/52	558,308	523,805
FNMA, 4.00%, 4/1/52	501,041	468,321
FNMA, 3.00%, 5/1/52	1,248,225	1,100,651
FNMA, 3.50%, 5/1/52	2,245,522	2,030,992
FNMA, 3.50%, 5/1/52	1,267,731	1,146,161
FNMA, 4.00%, 5/1/52	1,565,458	1,459,583
FNMA, 3.00%, 6/1/52	1,229,706	1,074,863
FNMA, 3.00%, 6/1/52	488,654	430,880
FNMA, 3.50%, 6/1/52	1,447,863	1,325,774
FNMA, 4.50%, 7/1/52	464,254	445,184
FNMA, 5.00%, 8/1/52	1,564,999	1,546,684
FNMA, 4.50%, 9/1/52	782,800	757,508
FNMA, 5.00%, 9/1/52	992,313	980,571
FNMA, 5.50%, 10/1/52	1,476,631	1,481,595
FNMA, 5.50%, 1/1/53	2,983,485	2,998,181
FNMA, 5.50%, 1/1/53	2,972,959	2,979,737
FNMA, 6.50%, 1/1/53	2,294,299	2,379,326
FNMA, 5.50%, 3/1/53	661,642	667,711
FNMA, 4.50%, 8/1/53	563,649	544,106
FNMA, 6.00%, 9/1/53	1,582,435	1,611,353
FNMA, 6.00%, 9/1/53	1,514,540	1,553,157
FNMA, 5.50%, 3/1/54	3,554,955	3,566,359
FNMA, 6.00%, 5/1/54	1,797,356	1,830,074
GNMA, 2.50%, TBA	2,707,000	2,300,278
GNMA, 4.00%, TBA	4,503,000	4,187,487
GNMA, 5.50%, TBA	1,938,000	1,941,149
GNMA, 7.00%, 4/20/26	7	7
GNMA, 7.50%, 8/15/26	27	27
GNMA, 8.00%, 8/15/26	3	3
GNMA, 6.50%, 3/15/28	167	168
GNMA, 6.50%, 5/15/28	355	359
GNMA, 7.00%, 5/15/31	562	583
GNMA, 5.50%, 12/15/32	22,920	23,787
GNMA, 4.50%, 8/15/33	32,817	32,667
GNMA, 6.00%, 9/20/38	32,405	34,583
GNMA, 6.00%, 1/20/39	7,398	7,750
GNMA, 4.50%, 4/15/39	44,397	43,308
GNMA, 4.50%, 6/15/39	111,512	109,680
GNMA, 4.50%, 1/15/40	83,131	81,688
GNMA, 4.50%, 4/15/40	72,383	71,059
GNMA, 4.50%, 12/15/40	130,795	128,147
GNMA, 3.50%, 6/20/42	375,455	351,636
GNMA, 3.00%, 5/20/50	497,109	441,725

GNMA, 3.00%, 7/20/50	951,842	845,205
GNMA, 2.00%, 10/20/50	4,848,308	3,952,631
GNMA, 2.50%, 11/20/50	1,949,082	1,629,112
GNMA, 2.50%, 2/20/51	2,015,610	1,715,353
GNMA, 3.50%, 6/20/51	977,967	894,895
GNMA, 3.00%, 7/20/51	2,089,012	1,851,679
GNMA, 4.00%, 9/20/52	3,521,344	3,292,932
GNMA, 4.50%, 9/20/52	3,368,456	3,253,948
GNMA, 4.50%, 10/20/52	3,309,247	3,197,435
GNMA, 5.00%, 12/20/54	1,847,528	1,818,505
UMBS, 5.00%, TBA	13,960,000	13,682,678
UMBS, 5.50%, TBA	10,464,000	10,463,241
		148,196,532
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $150,499,528)		148,209,874
CORPORATE BONDS — 31.9%
Aerospace and Defense — 0.3%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	101,000	104,117
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	57,000	58,833
Boeing Co., 5.71%, 5/1/40	355,000	350,961
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	228,109
TransDigm, Inc., 4.625%, 1/15/29	215,000	211,111
TransDigm, Inc., 4.875%, 5/1/29	215,000	211,401
		1,164,532
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	830,000	866,945
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	254,345
		1,121,290
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	419,000	424,212
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	404,000	373,713
		797,925
Automobiles — 0.7%
American Honda Finance Corp., 4.95%, 1/9/26	545,000	546,263
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	443,531
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	579,044
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	285,000	283,654
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	420,000	409,049
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	336,711
Honda Motor Co. Ltd., 5.34%, 7/8/35(2)	300,000	300,880
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	140,319
		3,039,451
Banks — 3.2%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	721,000	632,981
Bank of America Corp., VRN, 5.47%, 1/23/35	615,000	632,052
Bank of America Corp., VRN, 5.51%, 1/24/36	410,000	421,724
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	670,000	628,546
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	885,000	941,391
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	419,000	410,765
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	324,244
BPCE SA, VRN, 3.65%, 1/14/37(1)	720,000	633,459
Citibank NA, 4.91%, 5/29/30	638,000	650,404
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	494,806
Citigroup, Inc., VRN, 5.61%, 3/4/56	220,000	216,095
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	245,000	254,264

Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	415,770
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	200,000	197,445
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	920,000	846,768
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	643,000	659,112
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	246,000	251,910
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	771,000	810,323
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	230,000	234,148
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	505,000	524,889
Royal Bank of Canada, VRN, 5.15%, 2/4/31	703,000	717,730
Societe Generale SA, VRN, 5.51%, 5/22/31(1)	200,000	204,032
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	200,000	209,381
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	600,000	604,958
Wells Fargo & Co., VRN, 5.39%, 4/24/34	429,000	439,132
Wells Fargo & Co., VRN, 5.56%, 7/25/34	257,000	265,328
Wells Fargo & Co., VRN, 5.01%, 4/4/51	380,000	346,271
Zions Bancorp NA, VRN, 6.82%, 11/19/35	501,000	521,006
		13,488,934
Biotechnology — 0.3%
AbbVie, Inc., 5.35%, 3/15/44	313,000	307,027
Amgen, Inc., 5.65%, 3/2/53	520,000	508,075
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	620,000	589,321
		1,404,423
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	653,000	641,531
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	219,000	223,451
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	82,023
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	553,320
		1,500,325
Capital Markets — 2.2%
Ares Strategic Income Fund, 5.70%, 3/15/28	395,000	398,322
Ares Strategic Income Fund, 6.35%, 8/15/29	565,000	579,481
Blackstone Private Credit Fund, 7.30%, 11/27/28	155,000	165,367
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	137,630
Blue Owl Capital Corp., 2.875%, 6/11/28	160,000	149,099
Blue Owl Capital Corp., 5.95%, 3/15/29	551,000	554,016
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	642,768
Blue Owl Credit Income Corp., 6.60%, 9/15/29	245,000	252,155
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	403,000	405,294
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	430,000	456,197
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	352,000	353,135
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	509,429
Golub Capital Private Credit Fund, 5.80%, 9/12/29	386,000	385,752
Golub Capital Private Credit Fund, 5.875%, 5/1/30	176,000	175,852
HPS Corporate Lending Fund, 5.45%, 1/14/28	190,000	190,590
HPS Corporate Lending Fund, 6.25%, 9/30/29	332,000	338,609
LPL Holdings, Inc., 5.15%, 6/15/30	865,000	876,067
Morgan Stanley, VRN, 6.63%, 11/1/34	975,000	1,075,152
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	178,172
Morgan Stanley, VRN, 5.52%, 11/19/55	172,000	168,215
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,256,000	1,219,874
		9,211,176
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	172,430
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	1,040,000	806,790
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	242,000	250,772

Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	710,000	597,208
		1,827,200
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.50%, 2/24/55	378,000	377,595
Motorola Solutions, Inc., 4.85%, 8/15/30	310,000	313,429
Motorola Solutions, Inc., 5.20%, 8/15/32	315,000	320,406
		1,011,430
Construction Materials — 0.3%
CRH America Finance, Inc., 5.50%, 1/9/35	500,000	512,679
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	255,000	262,381
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	368,000	379,942
		1,155,002
Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 11/1/31	752,000	856,644
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	175,000	182,566
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	152,000	153,199
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	401,000	404,081
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	522,000	555,764
OneMain Finance Corp., 7.50%, 5/15/31	203,000	212,250
PRA Group, Inc., 8.875%, 1/31/30(1)	448,000	462,269
		2,826,773
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	883,000	871,678
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	410,000	407,799
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	370,000	362,250
		1,641,727
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	100,000	99,454
Massachusetts Institute of Technology, 5.62%, 6/1/55	120,000	123,826
Novant Health, Inc., 3.17%, 11/1/51	330,000	217,291
		440,571
Diversified REITs — 1.0%
American Assets Trust LP, 3.375%, 2/1/31	795,000	712,324
Cousins Properties LP, 5.375%, 2/15/32	534,000	540,030
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,169
Highwoods Realty LP, 4.20%, 4/15/29	751,000	730,665
Kilroy Realty LP, 2.50%, 11/15/32	325,000	261,778
Kilroy Realty LP, 2.65%, 11/15/33	640,000	503,079
Piedmont Operating Partnership LP, 9.25%, 7/20/28	543,000	605,042
Piedmont Operating Partnership LP, 6.875%, 7/15/29	101,000	106,432
Piedmont Operating Partnership LP, 3.15%, 8/15/30	79,000	70,914
Trust Fibra Uno, 4.87%, 1/15/30(1)	214,000	203,376
Trust Fibra Uno, 7.70%, 1/23/32(1)	400,000	417,346
		4,351,155
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 6.375%, 3/1/41	70,000	74,845
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	957,000	1,017,595
Sprint Capital Corp., 6.875%, 11/15/28	272,000	292,070
Verizon Communications, Inc., 2.99%, 10/30/56	315,000	189,760
		1,574,270
Electric Utilities — 2.4%
AEP Transmission Co. LLC, 5.375%, 6/15/35	89,000	90,977
AES Andes SA, 6.25%, 3/14/32(1)	223,000	227,685
Arizona Public Service Co., 5.70%, 8/15/34	323,000	333,365
Black Hills Corp., 6.00%, 1/15/35	229,000	237,679

Commonwealth Edison Co., 5.30%, 2/1/53	160,000	151,777
Commonwealth Edison Co., 5.95%, 6/1/55	148,000	153,389
DTE Electric Co., 5.85%, 5/15/55	100,000	102,476
Duke Energy Corp., 5.00%, 8/15/52	220,000	193,166
Duke Energy Corp., 5.80%, 6/15/54	405,000	395,958
Duke Energy Florida LLC, 5.95%, 11/15/52	265,000	272,437
Duke Energy Progress LLC, 4.35%, 3/6/27	378,000	379,949
Duke Energy Progress LLC, 4.15%, 12/1/44	616,000	502,966
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	161,892
Duke Energy Progress LLC, 5.55%, 3/15/55	240,000	234,828
Electricite de France SA, 6.375%, 1/13/55(1)	600,000	602,580
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,049,000	1,058,203
Florida Power & Light Co., 4.125%, 2/1/42	720,000	612,784
MidAmerican Energy Co., 5.85%, 9/15/54	1,092,000	1,125,301
Nevada Power Co., VRN, 6.25%, 5/15/55	180,000	179,578
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)(2)	160,000	160,000
Northern States Power Co., 5.10%, 5/15/53	300,000	276,904
Northern States Power Co., 5.65%, 5/15/55	186,000	185,849
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	951,061
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	146,284
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	295,934
PECO Energy Co., 4.375%, 8/15/52	405,000	336,021
Public Service Electric & Gas Co., 5.50%, 3/1/55	445,000	439,265
Union Electric Co., 5.45%, 3/15/53	270,000	261,304
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	164,000	170,451
		10,240,063
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 5.35%, 7/30/30	366,000	377,595
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)	501,000	518,365
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	535,000	499,268
Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	823,715
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	759,282
Corebridge Financial, Inc., 5.75%, 1/15/34	200,000	207,918
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	308,000	307,747
Essent Group Ltd., 6.25%, 7/1/29	985,000	1,020,711
NMI Holdings, Inc., 6.00%, 8/15/29	990,000	1,017,076
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	783,000	811,994
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	178,000	182,673
Rocket Cos., Inc., 6.125%, 8/1/30(1)	335,000	341,584
Rocket Cos., Inc., 6.375%, 8/1/33(1)	350,000	358,558
Voya Financial, Inc., 5.00%, 9/20/34	348,000	340,272
		6,171,530
Food Products — 0.4%
Flowers Foods, Inc., 5.75%, 3/15/35	265,000	271,769
Kraft Heinz Foods Co., 5.00%, 6/4/42	335,000	302,407
Mars, Inc., 5.20%, 3/1/35(1)	616,000	623,688
Mars, Inc., 5.65%, 5/1/45(1)	370,000	371,111
Mars, Inc., 5.70%, 5/1/55(1)	210,000	209,637
		1,778,612
Gas Utilities — 0.2%
Boston Gas Co., 5.84%, 1/10/35(1)	153,000	159,138
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	173,000	165,572

Excelerate Energy LP, 8.00%, 5/15/30(1)	142,000	149,801
Snam SpA, 6.50%, 5/28/55(1)	417,000	433,756
		908,267
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	621,829
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	409,974
		1,031,803
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	719,974
Health Care Providers and Services — 1.4%
CVS Health Corp., 6.00%, 6/1/44	460,000	455,008
CVS Health Corp., VRN, 7.00%, 3/10/55	357,000	369,106
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	117,359
HCA, Inc., 6.20%, 3/1/55	152,000	153,207
Humana, Inc., 5.75%, 4/15/54	229,000	213,496
Icon Investments Six DAC, 6.00%, 5/8/34	458,000	468,321
IQVIA, Inc., 5.00%, 5/15/27(1)	650,000	648,227
IQVIA, Inc., 6.25%, 2/1/29	555,000	580,442
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	175,115
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	373,000	380,558
Tenet Healthcare Corp., 5.125%, 11/1/27	609,000	608,422
Tenet Healthcare Corp., 6.125%, 10/1/28	225,000	225,456
UnitedHealth Group, Inc., 5.30%, 6/15/35	473,000	482,274
UnitedHealth Group, Inc., 5.50%, 7/15/44	474,000	461,990
UnitedHealth Group, Inc., 5.05%, 4/15/53	585,000	522,590
Universal Health Services, Inc., 5.05%, 10/15/34	272,000	259,728
		6,121,299
Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	408,817
Carnival Corp., 4.00%, 8/1/28(1)	643,000	629,738
Expedia Group, Inc., 5.40%, 2/15/35	422,000	425,116
Hyatt Hotels Corp., 5.75%, 3/30/32	383,000	393,345
International Game Technology PLC, 5.25%, 1/15/29(1)	875,000	867,702
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	310,000	311,097
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	580,000	597,911
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	983,000	1,002,564
		4,636,290
Household Durables — 0.3%
DR Horton, Inc., 4.85%, 10/15/30	299,000	301,756
KB Home, 4.80%, 11/15/29	590,000	575,050
Meritage Homes Corp., 5.65%, 3/15/35	293,000	294,049
		1,170,855
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	397,700	404,024
Saavi Energia SARL, 8.875%, 2/10/35(1)	570,000	595,507
		999,531
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	400,000	391,851
Siemens Funding BV, 5.80%, 5/28/55(1)	239,000	246,129
		637,980
Insurance — 1.3%
American International Group, Inc., 4.375%, 6/30/50	245,000	205,319
Athene Global Funding, 5.53%, 7/11/31(1)	330,000	337,367
Beacon Funding Trust, 6.27%, 8/15/54(1)	365,000	361,693
Brown & Brown, Inc., 4.90%, 6/23/30	470,000	474,633

CNO Financial Group, Inc., 5.25%, 5/30/29	630,000	635,858
CNO Financial Group, Inc., 6.45%, 6/15/34	251,000	263,406
F&G Annuities & Life, Inc., 6.50%, 6/4/29	170,000	175,381
F&G Annuities & Life, Inc., 6.25%, 10/4/34	224,000	221,906
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	940,000	1,065,282
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	525,000	511,410
Lincoln National Corp., 7.00%, 6/15/40	385,000	425,741
MetLife, Inc., 6.40%, 12/15/66	360,000	377,674
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	425,000	437,643
		5,493,313
IT Services — 0.5%
CoreWeave, Inc., 9.25%, 6/1/30(1)	660,000	675,301
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	536,000	555,072
Kyndryl Holdings, Inc., 3.15%, 10/15/31	827,000	747,252
		1,977,625
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34	329,000	334,118
Caterpillar, Inc., 5.20%, 5/15/35	201,000	204,996
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	890,950
Nordson Corp., 4.50%, 12/15/29	540,000	540,568
Weir Group, Inc., 5.35%, 5/6/30(1)	428,000	434,137
		2,404,769
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)(2)	407,000	413,036
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	382,596	407,669
		820,705
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	38,000	37,904
Cox Communications, Inc., 5.70%, 6/15/33(1)	335,000	339,242
Lamar Media Corp., 3.75%, 2/15/28	575,000	557,762
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,020,000	1,018,272
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,125,000	1,104,632
TEGNA, Inc., 4.75%, 3/15/26(1)	551,000	550,521
Time Warner Cable LLC, 6.55%, 5/1/37	519,000	536,302
		4,144,635
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	346,000	333,994
CSN Inova Ventures, 6.75%, 1/28/28(1)	751,000	710,576
Glencore Funding LLC, 5.19%, 4/1/30(1)	450,000	459,000
Glencore Funding LLC, 5.89%, 4/4/54(1)	130,000	127,534
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	462,000	474,245
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	296,000	296,664
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 5/13/32(1)	241,000	246,446
		2,648,459
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	830,000	808,724
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 8/1/30(2)	252,000	253,800
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,465,000	1,532,895
		2,595,419
Multi-Utilities — 0.5%
Dominion Energy, Inc., 4.90%, 8/1/41	553,000	499,515
Engie SA, 5.875%, 4/10/54(1)	545,000	539,066
NiSource, Inc., 5.35%, 7/15/35	410,000	413,520
Sempra, 3.25%, 6/15/27	357,000	349,711

WEC Energy Group, Inc., 5.60%, 9/12/26	163,000	165,192
		1,967,004
Oil, Gas and Consumable Fuels — 2.9%
3R Lux SARL, 9.75%, 2/5/31(1)	269,000	272,235
Antero Resources Corp. , 7.625%, 2/1/29(1)	338,000	347,243
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	469,486
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	530,000	536,819
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	395,000	414,693
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)(2)	114,000	114,149
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	394,231
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,045,000	1,046,181
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	400,000	442,058
Energy Transfer LP, 6.55%, 12/1/33	658,000	714,281
Energy Transfer LP, 6.125%, 12/15/45	390,000	383,436
Eni SpA, 5.95%, 5/15/54(1)	339,000	328,320
EOG Resources, Inc., 5.95%, 7/15/55(2)	80,000	81,535
Expand Energy Corp., 6.75%, 4/15/29(1)	134,000	135,688
Expand Energy Corp., 5.375%, 3/15/30	867,000	870,047
Geopark Ltd., 8.75%, 1/31/30(1)	395,000	347,908
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	619,000	626,644
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	300,354
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	168,870
Petroleos Mexicanos, 6.49%, 1/23/27	408,000	406,196
Petroleos Mexicanos, 6.50%, 3/13/27	1,006,000	999,640
Petroleos Mexicanos, 5.35%, 2/12/28	1,666,000	1,600,829
Petroleos Mexicanos, 6.84%, 1/23/30	124,000	119,873
Petroleos Mexicanos, 5.95%, 1/28/31	232,000	209,954
Shell Finance U.S., Inc., 4.375%, 5/11/45	235,000	198,988
SM Energy Co., 6.75%, 9/15/26	488,000	488,626
Sunoco LP, 7.00%, 5/1/29(1)	304,000	316,796
		12,335,080
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	311,000	296,559
Passenger Airlines — 1.3%
American Airlines, Inc., 7.25%, 2/15/28(1)	415,000	424,098
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,120,431	1,118,560
Delta Air Lines, Inc., 4.95%, 7/10/28	370,000	372,354
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	600,000	590,820
Latam Airlines Group SA, 7.875%, 4/15/30(1)	258,000	263,483
Latam Airlines Group SA, 7.625%, 1/7/31(1)(2)	172,000	173,075
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,641,735	1,644,915
United Airlines, Inc., 4.375%, 4/15/26(1)	1,061,000	1,054,649
		5,641,954
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	435,000	424,681
Professional Services — 0.1%
Paychex, Inc., 5.35%, 4/15/32	476,000	488,990
Real Estate Management and Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	298,000	303,039
First Industrial LP, 5.25%, 1/15/31	283,000	286,440
		589,479
Semiconductors and Semiconductor Equipment — 0.9%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	700,000	718,494
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	266,000	276,004
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	210,000	213,596

Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	310,740
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	247,000	258,725
Intel Corp., 3.90%, 3/25/30	630,000	610,958
Intel Corp., 5.15%, 2/21/34	320,000	319,485
Intel Corp., 5.70%, 2/10/53	270,000	251,459
Intel Corp., 5.60%, 2/21/54	252,000	231,342
Micron Technology, Inc., 5.30%, 1/15/31	720,000	737,543
		3,928,346
Software — 0.6%
AppLovin Corp., 5.125%, 12/1/29	129,000	130,716
AppLovin Corp., 5.375%, 12/1/31	232,000	236,180
Oracle Corp., 3.60%, 4/1/40	1,268,000	1,015,598
Oracle Corp., 5.50%, 9/27/64	235,000	214,209
Synopsys, Inc., 5.00%, 4/1/32	780,000	790,410
		2,387,113
Specialized REITs — 0.3%
EPR Properties, 4.95%, 4/15/28	590,000	589,082
EPR Properties, 3.75%, 8/15/29	125,000	119,074
VICI Properties LP, 5.75%, 4/1/34	170,000	173,884
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	462,838
		1,344,878
Specialty Retail — 0.1%
Home Depot, Inc., 5.30%, 6/25/54	280,000	269,038
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 4.50%, 5/12/32	625,000	633,103
Dell International LLC/EMC Corp., 5.30%, 4/1/32	201,000	205,517
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	324,000	323,305
		1,161,925
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.95%, 2/15/29(1)	420,000	434,115
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	175,000	180,064
Herc Holdings, Inc., 5.50%, 7/15/27(1)	168,000	168,149
Herc Holdings, Inc., 7.25%, 6/15/33(1)	373,000	391,072
		1,173,400
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	542,000	571,801
TOTAL CORPORATE BONDS (Cost $134,234,667)		135,032,789
U.S. TREASURY SECURITIES — 9.5%
U.S. Treasury Bonds, 3.375%, 11/15/48	1,000,000	791,367
U.S. Treasury Notes, 3.875%, 11/30/27	600,000	602,391
U.S. Treasury Notes, 3.875%, 6/15/28	1,500,000	1,508,027
U.S. Treasury Notes, 4.125%, 3/31/29	2,400,000	2,433,000
U.S. Treasury Notes, 4.00%, 5/31/30	15,700,000	15,854,547
U.S. Treasury Notes, 4.125%, 8/31/30(3)	3,500,000	3,551,270
U.S. Treasury Notes, 4.375%, 11/30/30	6,000,000	6,156,328
U.S. Treasury Notes, 4.125%, 5/31/32	7,000,000	7,060,703
U.S. Treasury Notes, 4.125%, 11/15/32	2,000,000	2,014,219
TOTAL U.S. TREASURY SECURITIES (Cost $39,597,702)		39,971,852
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Private Sponsor Collateralized Mortgage Obligations — 8.0%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	417,063	415,291
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	300,431	301,822
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	933,816	943,053

Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	585,981	591,478
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,118,338	1,122,576
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	472,952	473,203
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,632	1,631
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	669,263	667,449
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	938,511	949,530
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,548,619	1,552,121
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	709,969	709,013
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	1,158,856	1,169,118
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 6.31%, (30-day average SOFR plus 2.00%), 9/26/33(1)	308,203	309,039
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	906,000	914,914
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	729,348	738,206
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	8,321	8,171
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	980,647	983,453
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	708,896	708,566
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	2,015,030	2,040,045
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	796,350	798,764
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	493,605	495,813
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	884,395	894,971
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	1,154,385	1,171,646
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,176,514	1,185,940
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	199,962	202,521
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	647,878	656,200
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	2,031,132	2,037,965
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	639,622	647,045
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	728,677	736,727
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,460,167	1,465,476
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	1,462,134	1,466,385
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	883,337	893,267
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	440,332	440,211
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	591,809	593,552
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(1)	1,242,465	1,254,822
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	1,462,924	1,470,734
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	69,884	62,596
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)	661,263	660,691
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	579,311	586,000
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,628,947	1,646,033
		33,966,038
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.31%, (30-day average SOFR plus 2.00%), 6/25/43(1)	240,441	241,821
FHLMC, Series 3397, Class GF, VRN, 4.92%, (30-day average SOFR plus 0.61%), 12/15/37	59,514	59,245
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,593,388	1,098,666
FNMA, Series 2023-R05, Class 1M1, VRN, 6.21%, (30-day average SOFR plus 1.90%), 6/25/43(1)	282,450	285,266
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	79,179	79,160
		1,764,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,329,350)		35,730,196
CONVERTIBLE PREFERRED SECURITIES — 7.0%
Banks — 5.9%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	1,461,000	1,480,290
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	392,793
Banco Mercantil del Norte SA, 5.875%(1)	215,000	208,977
Banco Mercantil del Norte SA, 7.50%(1)	400,000	396,215
Banco Santander SA, 4.75%	2,200,000	2,138,243
Barclays PLC, 6.125%	1,400,000	1,402,283

BNP Paribas SA, 4.625%(1)	1,899,000	1,849,216
Credit Agricole SA, 8.125%(1)	1,150,000	1,165,347
Danske Bank AS, 4.375%	1,895,000	1,867,309
HSBC Holdings PLC, 6.00%	1,875,000	1,877,791
ING Groep NV, 5.75%	2,085,000	2,075,279
Intesa Sanpaolo SpA, 7.70%(1)	1,765,000	1,772,669
Lloyds Banking Group PLC, 7.50%	1,385,000	1,392,181
Macquarie Bank Ltd., 6.125%(1)	401,000	403,206
NatWest Group PLC, 8.00%	860,000	865,400
NatWest Group PLC, 6.00%	870,000	870,746
Nordea Bank Abp, 6.625%(1)	2,145,000	2,162,696
Skandinaviska Enskilda Banken AB, 6.875%	800,000	816,331
Societe Generale SA, 4.75%(1)	1,059,000	1,045,915
Societe Generale SA, 9.375%(1)	845,000	898,843
		25,081,730
Capital Markets — 0.7%
Deutsche Bank AG, 6.00%	1,600,000	1,596,712
UBS Group AG, 9.25%(1)	1,350,000	1,476,865
		3,073,577
Insurance — 0.4%
Allianz SE, 3.50%(1)	1,400,000	1,379,919
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $29,207,064)		29,535,226
ASSET-BACKED SECURITIES — 3.5%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	936,446
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	282,841	285,775
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	813,828	808,578
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	152,335	148,094
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,480,444
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	731,337
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,342,124
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	242,188	240,898
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	653,170	605,503
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,505,839	1,514,377
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,561,171
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	907,763	916,386
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	700,000	716,780
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	243,003	232,841
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	580,069
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	833,329	837,010
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,044,974
TOTAL ASSET-BACKED SECURITIES (Cost $14,867,855)		14,982,807
COLLATERALIZED LOAN OBLIGATIONS — 3.1%
Apidos CLO XIIX Ltd., Series 2024-49A, Class B, VRN, 5.88%, (3-month SOFR plus 1.60%), 10/24/37(1)	1,500,000	1,503,348
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	916,136	916,871
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.82%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,200,000	2,203,032
ARES XLVIII CLO Ltd., Series 2018-48A, Class B, VRN, 6.11%, (3-month SOFR plus 1.84%), 7/20/30(1)	1,000,000	1,002,416
Birch Grove CLO 4 Ltd., Series 2022-4A, Class BR, VRN, 6.06%, (3-month SOFR plus 1.80%), 7/15/37(1)	1,440,000	1,435,073
Jamestown CLO XIV Ltd., Series 2019-14A, Class BRR, VRN, 6.02%, (3-month SOFR plus 1.75%), 10/20/34(1)	1,820,000	1,820,919
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.63%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	601,665
Madison Park Funding XL Ltd., Series 9A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	626,040
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.22%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	501,660
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.32%, (3-month SOFR plus 2.06%), 1/15/30(1)	675,000	676,863

Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.22%, (3-month SOFR plus 1.95%), 1/20/37(1)	1,875,000	1,883,177
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,139,883)		13,171,064
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	304,000	251,947
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	327,973
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	286,016
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	339,807
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,404,617
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	529,000	408,209
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	554,905
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	210,406
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	467,953
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	498,402
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	881,337
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	242,573
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	460,744
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	1,022,585
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	1,355,000	1,386,400
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	970,000	980,987
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	240,000	217,148
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,488,920)		9,942,009
PREFERRED SECURITIES — 2.3%
Banks — 1.0%
Citigroup, Inc., 3.875%	985,000	973,902
Citigroup, Inc., 4.00%	880,000	875,998
Citizens Financial Group, Inc., 5.65%	439,000	439,911
Comerica, Inc., 5.625%	965,000	965,000
Fifth Third Bancorp, 4.50%	1,100,000	1,097,677
M&T Bank Corp., 5.125%	46,000	45,874
		4,398,362
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	838,000	826,462
Consumer Finance — 0.1%
American Express Co., 3.55%	545,000	533,635
Electric Utilities — 0.2%
Edison International, 5.00%	562,000	487,221
Edison International, 5.375%	232,000	219,013
		706,234
Multi-Utilities — 0.2%
Sempra, 4.875%	905,000	903,532
Oil, Gas and Consumable Fuels — 0.4%
BP Capital Markets PLC, 4.375%	416,000	415,808
Energy Transfer LP, 6.50%	1,035,000	1,042,212
		1,458,020
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	1,010,000	1,002,224
TOTAL PREFERRED SECURITIES (Cost $9,787,504)		9,828,469
MUNICIPAL SECURITIES — 1.2%
California State University Rev., 2.98%, 11/1/51	400,000	268,121
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	105,000	83,838
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	310,584

Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		910,000	788,044
Houston GO, 3.96%, 3/1/47		255,000	212,490
Los Angeles Community College District GO, 6.75%, 8/1/49		130,000	145,470
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45		250,000	193,414
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		580,000	431,062
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	51,209
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	45,857
New York GO, Series B-1, 5.83%, 10/1/53		750,000	773,972
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		455,000	329,714
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		150,000	138,675
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		225,000	142,217
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(4)		140,000	142,387
State of California GO, 7.60%, 11/1/40		25,000	30,175
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)		65,000	65,915
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)		100,000	100,404
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)		185,000	185,531
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		460,000	465,040
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		70,000	73,205
University of California Rev., 3.07%, 5/15/51		220,000	145,762
TOTAL MUNICIPAL SECURITIES (Cost $6,092,708)			5,123,086
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Brazil — 0.2%
Brazil Government International Bonds, 6.625%, 3/15/35		779,000	787,976
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54		300,000	281,993
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		200,000	201,358
Colombia Government International Bonds, 7.75%, 11/7/36		200,000	195,890
			397,248
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(1)		690,000	665,455
New Zealand — 0.4%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	2,900,000	1,763,986
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,846,507)			3,896,658
SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper(5) — 2.1%
Overwatch Alpha Funding LLC, 4.45%, 7/1/25(1)		8,700,000	8,698,952
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class(6)		555,092	555,092
TOTAL SHORT-TERM INVESTMENTS (Cost $9,255,092)			9,254,044
TOTAL INVESTMENT SECURITIES — 107.4% (Cost $455,346,780)			454,678,074
OTHER ASSETS AND LIABILITIES — (7.4)%			(31,217,252)
TOTAL NET ASSETS — 100.0%			$423,460,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,746,584	NZD	2,894,845	JPMorgan Chase Bank NA	9/17/25	$(22,505)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	96	September 2025	$19,970,250	$82,374
U.S. Treasury 5-Year Notes	186	September 2025	20,274,000	149,389
U.S. Treasury 10-Year Notes	144	September 2025	16,146,000	134,125
U.S. Treasury Long Bonds	175	September 2025	20,207,031	598,705
U.S. Treasury Ultra Bonds	116	September 2025	13,818,500	351,993
			$90,415,781	$1,316,586
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $153,824,634, which represented 36.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,293,104.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $273,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$148,209,874	—
Corporate Bonds	—	135,032,789	—
U.S. Treasury Securities	—	39,971,852	—
Collateralized Mortgage Obligations	—	35,730,196	—
Convertible Preferred Securities	—	29,535,226	—
Asset-Backed Securities	—	14,982,807	—
Collateralized Loan Obligations	—	13,171,064	—
Commercial Mortgage-Backed Securities	—	9,942,009	—
Preferred Securities	—	9,828,469	—
Municipal Securities	—	5,123,086	—
Sovereign Governments and Agencies	—	3,896,658	—
Short-Term Investments	$555,092	8,698,952	—
	$555,092	$454,122,982	—
Other Financial Instruments
Futures Contracts	$1,316,586	—	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$22,505	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.